Assets and Liabilities Classified as Held for Sale (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Assets and Liabilities Classified as Held for Sale [Abstract]
Assets classified as held for sale- EQY (see Note 8d)				₪ 20,454
Investment property	[1]	419		568
Land		5		99
Others		11		11
Assets classified as held for sale		₪ 435	$ 125	₪ 21,132

[1]	Balance of assets held for sale is mainly comprised of non-core income producing properties in ATR, CTY and Brazil.